Shareholder Report	6 Months Ended		12 Months Ended
	Nov. 30, 2025	Sep. 30, 2025	May 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			EA Series Trust
Entity Central Index Key			0001592900
Entity Investment Company Type			N-1A
Document Period End Date			May 31, 2026
Shareholder Report Annual or Semi-Annual			annual shareholder report
C000262035 [Member]
Shareholder Report [Line Items]
Fund Name			Towle Value ETF
Class Name			Towle Value ETF
Trading Symbol			TCV
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Towle Value ETF (the “Fund”) for the period of October 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.towleetfs.com/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary. This report describes changes to the Fund that occurred during the Period.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.towleetfs.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number			(215) 330-4476
Additional Information Website			https://www.towleetfs.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$112	1.02%

Expenses Paid, Amount			$ 112
Expense Ratio, Percent			1.02%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
SUMMARY OF RESULTS
For the Period ending May 31, 2026, the Fund was up 20.41% (NAV, net of fees). This compares to 22.15% for the S&P 500 Total Return Index. The Fund invests in companies the Sub-Adviser considers to be undervalued.
TOP PERFORMANCE CONTRIBUTORS
Energy | From a portfolio allocation perspective, the biggest contributor to positive performance was the Fund’s exposure to the Energy sector. Two holdings in this sector produced returns north of 135% for the Period – ProPetro Holding Corp. (PUMP) and Liberty Energy, Inc. (LBRT). Par Pacific Holdings, Inc. (PARR) and PBF Energy Inc. (PBF) also returned over 35% during the Period.
Information Technology | The second largest contributor to positive performance during the Period was the Fund’s exposure to the Information Technology sector. TD SYNNEX Corporation (SNX), Arrow Electronics, Inc. (ARW), and Methode Electronics, Inc. (MEI) and yielded returns greater than 55% for the Period.
Consumer Discretionary | The Consumer Discretionary sector was the third largest contributor to the Fund’s portfolio, led by Gold.com, Inc. (GOLD), BorgWarner Inc. (BWA), Lear Corporation (LEAR), and Magna International Inc. (MGA) all returning over 40% for the Period.
TOP PERFORMANCE DETRACTORS
Health Care | The largest detractor to the Fund’s performance was the Health Care sector, which was down approximately 43% during the Period. This underperformance was led by Accendra Health, Inc. (ACH), down approximately 41% for Period.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

PERFORMANCE
	1 Year	5 Years	10 Years
Towle Value ETF - NAV	35.54%	3.54%	7.95%
S&P 500 Total Return Index	29.78%	14.15%	15.65%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.towleetfs.com/for more recent performance information.

Net Assets			$ 202,135,322
Holdings Count | holding			42
Advisory Fees Paid, Amount			$ 662,279
Investment Company, Portfolio Turnover			89.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$202,135,322	Portfolio Turnover Rate*	89%
# of Portfolio Holdings	42	Fund Advisory Fees	$662,279
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Consumer Discretionary	18.4%
Industrials	14.4%
Energy	13.3%
Materials	12.4%
Information Technology	12.3%
Financials	10.6%
Consumer Staples	7.8%
Health Care	5.4%
Communication Services	2.3%
Real Estate	2.3%
Cash and Cash Equivalents	0.8%

TOP 10 HOLDINGS (as a % of Net Assets)
Oscar Health, Inc. - Class A	3.6%
TD SYNNEX Corp.	3.5%
BorgWarner, Inc.	3.4%
Arrow Electronics, Inc.	3.3%
United Natural Foods, Inc.	3.3%
Cleveland-Cliffs, Inc.	3.3%
Magna International, Inc.	2.9%
ArcBest Corp.	2.8%
Molina Healthcare, Inc.	2.8%
Gold.com, Inc.	2.8%

C000241248 [Member]
Shareholder Report [Line Items]
Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.